                   ANNUAL FINANCIAL STATEMENTS


                    -------------------------


                    THE FUND FOR LIFE SERIES

                               OF

                          THE GCG TRUST


                    -------------------------


                        DECEMBER 31, 1997







    GOLDENSELECT/r/ products are issued by Golden American Life
                      Insurance Company and
      distributed by Directed Services, Inc., member NASD.

                       [GOLDENSELECT LOGO]

                    THE FUND FOR LIFE SERIES
                               OF
                          THE GCG TRUST


                      FINANCIAL STATEMENTS
                        DECEMBER 31, 1997




TABLE OF CONTENTS                                      PAGE

President's Letter                                       3

Management's Discussion and Analysis                     4

Report of Independent Auditors                           6

Statement of Assets and Liabilities                      7

Statement of Operations                                  8

Statement of Changes in Net Assets                       9

Financial Highlights                                    10

Portfolio of Investments                                11

Notes to Financial Statements                           12

Dear Shareholders of The Fund For Life Series of the GCG Trust,

We  are pleased to provide you with your 1997 Annual Report  (the
"Report") for The Fund For Life Series of The GCG Trust.

1997 was another strong year for U.S. equity markets. The Fund for Life performance reflected these economic trends as is noted in the portfolio manager's report.

In order to protect remaining shareholders from high expense ratios, Directed Services, Inc., the Manager, agreed to absorb a portion of the expenses while we are considering various options to address this problem. In addition, the Manager is no longer taking a management fee.

If you have any questions or require any additional information, please call our Customer Service area at 1-800-366-0066.

Sincerely,

/s/ Terry L. Kendall

Terry L. Kendall
President
The Fund For Life Series of The GCG Trust
February 18, 1998










    GOLDENSELECT/r/ products are issued by Golden American Life
                      Insurance Company and
       distributed by Directed Services, Inc., member NASD

                    THE FUND FOR LIFE SERIES
                               OF
                          THE GCG TRUST


              MANAGEMENT'S DISCUSSION AND ANALYSIS


The investment objective of The Fund For Life Series (the "Fund") of The GCG Trust is high total investment return (capital appreciation and current income) consistent with prudent investment risk and a balanced investment approach. The Fund seeks to achieve its objective by investing in shares of other mutual funds using an allocation strategy that emphasizes mutual funds that invest primarily in domestic equity securities (approximately 60%), while also allocating a portion of the Fund's assets to mutual funds that invest in international equity securities (approximately 10%), and to mutual funds that invest primarily in debt securities rated at least investment grade (approximately 30%).

Strong performance in the equity market and debt market contributed to the performance of the Fund during 1997. For the year ended December 31, 1997, the Fund had a total return of 14.58%, compared to a blended return of 20.37% of three indices, namely the Standard & Poor's 500, Morgan Stanley/Capital
International Pacific and Lehman Aggregate Bond indices. This blend covers the same time period and is computed using the same percentage allocation of investments held by the Fund. The following total return of each index for the year ended December 31, 1997 was S&P 500 Index - 33.35%, Morgan Stanley/Capital International Pacific Index - (25.34)% and the Lehman Aggregate Bond Index - 9.65%.

THE FUND FOR LIFE ANNUAL SERIES
    of The GCG Trust

[Performance Graph follows]

[Plot Points For The Performance Graph
For The Period Ended December 31, 1997


The following table replaces a graph showing growth of an initial investment of $10,000, with reinvestment of dividends and distributions in the Fund For Life Series of The GCG Trust, the Lehman Aggregate Bond Index, the Morgan Stanley/Capital International Pacific Index ("MSCI Index"), the S & P 500 Index and a blended index consisting of 60% S & P 500 Index, 30% Lehman Aggregate Bond Index and 10% MSCI Index. The graph indicates the growth from March 1, 1993 (Inception date of The Fund For Life Series of The GCG Trust) through December 31, 1997.


            60% S&P 500,                 Morgan
            30% Lehman       Lehman      Stanley/
            Aggregate Bond   Aggregate   Capital
            10% MSCI         Bond        International  S&P        Fund For
            Index            Index       Index          500        Life
---------------------------------------------------------------------------
03/01/93       $10,000      $10,000      $10,000      $10,000      $10,000
12/31/93       $10,932      $10,583      $12,966      $10,768      $10,842
12/31/94       $11,091      $10,275      $14,629      $10,909      $10,607
12/31/95       $14,158      $12,173      $15,036      $15,004      $12,603
12/31/96       $16,228      $12,615      $13,746      $18,447      $13,935
12/31/97       $19,936      $13,832      $10,263      $24,600      $15,966]

                                ____________________________________________
                                |                                          |
                                |   AVERAGE ANNUAL TOTAL RETURN            |
                                |   FOR THE PERIOD ENDED DECEMBER 31, 1997 |
                                |                                          |
                                |            1 YEAR    14.58%              |
                                |   SINCE INCEPTION    10.15%              |
                                |__________________________________________|

Total Return for the Fund includes reinvestment of dividends and distributions. It does not reflect charges for the variable annuity contracts thereunder whose proceeds are invested in the Fund. Past performance is not predicative of future performance.

        Report of Ernst & Young LLP, Independent Auditors



To the Contractholders and Trustees
The GCG Trust - The Fund For Life Series

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Fund For Life Series (one of the Series comprising The GCG Trust) as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Fund For Life Series of The GCG Trust at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.




Boston, Massachusetts                     /s/   Ernst & Young LLP
February 20, 1998

                     THE FUND FOR LIFE SERIES
                               OF
                          THE GCG TRUST

=========================================================================

               STATEMENT OF ASSETS AND LIABILITIES
                        DECEMBER 31, 1997



ASSETS

    INVESTMENTS, AT VALUE (COST $164,932) (NOTES 1 AND 4)    $198,414
    CASH                                                        6,487
    DEFERRED ORGANIZATION EXPENSES (NOTE 1)                     5,700
    DIVIDENDS RECEIVABLE                                          281
                                                             --------
 TOTAL ASSETS                                                 210,882
                                                             --------

LIABILITIES

   ACCRUED EXPENSES                                             3,252
   PAYABLE FOR SHARE OF BENEFICIAL INTEREST REDEEMED                5
   PAYABLE FOR DEFERRED ORGANIZATION EXPENSES                   5,700
                                                             --------
TOTAL LIABILITIES                                               8,957
                                                             --------
NET ASSETS                                                   $201,925
                                                             ========


NET ASSETS CONSIST OF

   PAID-IN CAPITAL                                           $148,718
   ACCUMULATED REALIZED GAINS ON INVESTMENT TRANSACTIONS       17,125
   NET UNREALIZED APPRECIATION OF INVESTMENT                   33,482
   UNDISTRIBUTED NET INVESTMENT INCOME                          2,600
                                                             --------
NET ASSETS                                                   $201,925
                                                             ========


   SHARES OF BENEFICIAL INTEREST OUTSTANDING,
      $.001 PAR VALUE                                          27,840
                                                             ========


NET ASSET VALUE AND REDEMPTION PRICE PER SHARE               $   7.25
                                                             ========


               See notes to financial statements.

                     THE FUND FOR LIFE SERIES
                               OF
                          THE GCG TRUST

=========================================================================

                     STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1997



INVESTMENT INCOME

    DIVIDENDS                                                 $   5,752
                                                              ---------

EXPENSES

    MANAGEMENT & ADMINISTRATIVE FEES (NOTE 2)                       594
    AMORTIZATION OF ORGANIZATION COSTS (NOTE 1)                  22,796
    AUDITING FEES                                                 2,000
    FUND ACCOUNTING FEES (NOTE 2)                                   495
    CUSTODY (NOTE 2)                                              1,755
    TRUSTEES FEES AND EXPENSES (NOTE 2)                              40
    OTHER OPERATING EXPENSES                                      1,157
                                                              ---------

    TOTAL EXPENSES                                               28,837
    FEES WAIVED AND EXPENSES REIMBURSED BY MANAGER (NOTE 2)     (23,885)
                                                              ---------

NET EXPENSES                                                      4,952
                                                              ---------

NET INVESTMENT INCOME                                               800
                                                              ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS                7,041
    NET REALIZED GAIN FROM CAPITAL GAIN DISTRIBUTIONS            11,884
    CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS              6,348
                                                              ---------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                25,273
                                                              ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $26,073
                                                              =========




               See notes to financial statements.

                     THE FUND FOR LIFE SERIES
                               OF
                          THE GCG TRUST

=========================================================================

               STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31


                                                       1997        1996
                                                       ----        ----
FROM OPERATIONS

    NET INVESTMENT INCOME                        $      800  $      262
    NET REALIZED GAIN FROM INVESTMENT
       TRANSACTIONS AND CAPITAL GAIN
       DISTRIBUTIONS                                 18,925      32,582
    INCREASE (DECREASE) IN UNREALIZED
       APPRECIATION (DEPRECIATION) OF
       INVESTMENTS                                    6,348    (  9,929)
                                                 ----------  ----------

    NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                               26,073      22,915
                                                 ----------  ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM

    NET INVESTMENT INCOME                            (3,006)         --
    NET REALIZED GAINS ON INVESTMENT
       TRANSACTIONS AND CAPITAL GAIN
       DISTRIBUTIONS                                (31,438)    (77,446)
                                                 ----------  ----------
                                                    (34,444)    (77,446)
                                                 ----------  ----------

FROM BENEFICIAL INTEREST TRANSACTIONS
    PROCEEDS FROM SALES OF SHARES                       --           --
    DISTRIBUTIONS REINVESTED                        34,444       77,446
    COST OF SHARES REDEEMED                        (25,279)    (154,833)
                                                 ----------  ----------

     INCREASE (DECREASE) IN NET ASSETS
        DERIVED FROM BENEFICIAL INTEREST
        TRANSACTIONS                                 9,165      (77,387)
                                                 ----------  ----------

    NET INCREASE (DECREASE) IN NET ASSETS              794     (131,918)


NET ASSETS

    BEGINNING OF YEAR                               201,131     333,049
                                                 ----------  ----------

    END OF YEAR                                    $201,925    $201,131
                                                 ==========  ==========

    UNDISTRIBUTED NET INVESTMENT INCOME              $2,600      $3,006
                                                     ======      ======


               See notes to financial statements.

                     THE FUND FOR LIFE SERIES
                               OF
                          THE GCG TRUST

=========================================================================

                      FINANCIAL HIGHLIGHTS
 FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
                             PERIOD



                         FOR THE   FOR THE   FOR THE   FOR THE
                          YEAR       YEAR      YEAR      YEAR     PERIOD
                          ENDED     ENDED     ENDED      ENDED    ENDED
                         12/31/97  12/31/96  12/31/95  12/31/94  12/31/93*
                        ---------------------------------------------------
PER SHARE OPERATING
PERFORMANCE

NET ASSET VALUE,
  BEGINNING OF PERIOD    $  7.61   $ 10.95   $  9.23   $ 10.51   $ 10.00
                         -------   -------   -------   -------   -------

NET INVESTMENT INCOME
  (LOSS) #                  0.03      0.01     (0.24)     0.44      0.33
NET GAIN ON INVESTMENTS -
  REALIZED AND
  UNREALIZED                1.09      0.88      1.98     (0.67)     0.51
                         -------   -------   -------   -------   -------

TOTAL FROM INVESTMENT
  OPERATIONS                1.12      0.89      1.74     (0.23)     0.84
                         -------   -------   -------   -------   -------

LESS DISTRIBUTIONS

DISTRIBUTIONS FROM NET
  INVESTMENT INCOME         0.13      0.00      0.02      0.44      0.33

DISTRIBUTIONS FROM NET
  REALIZED CAPITAL GAINS    1.35      4.23      0.00      0.61      0.00
                         -------   -------   -------   -------   -------

TOTAL DISTRIBUTIONS         1.48      4.23      0.02      1.05      0.33
                         -------   -------   -------   -------   -------

NET ASSET VALUE, END OF
  PERIOD                 $  7.25   $  7.61   $ 10.95   $  9.23   $ 10.51
                         =======   =======   =======   =======   =======

TOTAL RETURN               14.58%    10.57%    18.79%    (2.15%)    8.42%**

RATIOS AND SUPPLEMENTAL
  DATA

TOTAL NET ASSETS, END
  OF PERIOD (000'S
  OMITTED)                  $202      $201      $333    $1,346    $4,267

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS        2.50%     2.56%     4.25%     1.84%     0.42%**
DECREASE REFLECTED IN
  ABOVE  EXPENSE RATIO
  DUE TO WAIVERS AND/OR
  REIMBURSEMENTS           12.06%     9.45%     0.68%      ---      3.15%**
RATIO OF NET INVESTMENT
  INCOME (LOSS) TO
  AVERAGE NET ASSETS        0.40%     0.10%    (2.32%)    2.23%     4.89%**
PORTFOLIO TURNOVER RATE     8.94%     6.87%     5.68%    13.06%    19.79%


*    The Fund For Life Series commenced operations on March 1, 1993
**   Not annualized
#    Per share data numbers have been calculated using the average share method

               See notes to financial statements.

                     THE FUND FOR LIFE SERIES
                               OF
                          THE GCG TRUST

=========================================================================

                    PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1997



                                                NUMBER OF
                                                ---------
INVESTMENT IN SHARES OF OPEN-END MUTUAL FUNDS    SHARES    VALUE (NOTE 1)
---------------------------------------------    ------    --------------


AIM CONSTELLATION FUND                              824       $ 21,731
AIM WEINGARTEN FUND                               1,224         24,351
THE GUARDIAN PARK AVENUE FUND                       501         23,101
MERRILL LYNCH PACIFIC FUND, INC.,  CLASS A        1,082         18,362
DAVIS NEW YORK VENTURE FUND, INC.                 1,023         22,850
SCUDDER INCOME FUND                               1,671         22,508
UNITED INCOME FUND                                  581         22,068
VANGUARD INVESTMENT GRADE CORPORATE BOND FUND     2,384         22,073
VANGUARD FIXED INCOME GNMA FUND                   2,049         21,372
                                                  -----       --------

    TOTAL INVESTMENTS (COST $164,932*)
          (NOTES 1 AND 4)                            98%       198,414
    LIABILITIES IN EXCESS OF OTHER ASSETS             2%         3,511
                                                  -----       --------


    NET ASSETS                                      100%      $201,925
                                                  =====       ========


*Aggregate cost for Federal tax purposes






               See notes to financial statements.

                     THE FUND FOR LIFE SERIES
                               OF
                          THE GCG TRUST

=========================================================================

                  NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The GCG Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management company. The Trust was organized as a
 Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At December 31, 1997, the Trust had seventeen operational portfolios (the "Series"): The Fund For Life Series (the "Fund"), Liquid Asset Series, Limited Maturity Bond Series, Hard Assets Series, Managed Global Series, All-Growth Series, Real Estate Series, Fully Managed Series, Multiple Allocation Series, Capital Appreciation Series, Rising Dividends Series, Managed Global Series, Emerging Markets Series, Market Manager Series, Value Equity Series, Strategic Equity Series and Small Cap Series. All of the Series,
 including the Fund, are diversified, except for Hard Assets Series, Managed Global Series and Market Manager Series. The information presented in these financial statements pertains only to the Fund. The financial information for the other Series of the Trust is presented under separate cover. The Fund serves as an investment medium for variable annuity contracts offered by Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of the Equitable of Iowa Companies, Inc. ("Equitable of Iowa") and Equitable Life Insurance Company of Iowa, an affiliated company. Equitable of Iowa became an indirect wholly owned subsidiary of ING Groep, N.V. ("ING") on October 24, 1997.

        The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

       Federal Income Taxes: No provision for federal income taxes has been made since the Fund has complied and intends to continue to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute its taxable income to shareholder sufficiently to relieve it from substantially all federal income taxes.

        Organizational Expenses: Directed Services, Inc., ("DSI"), an indirect wholly owned subsidiary of ING, is the Fund's Manager and Administrator. DSI paid organizational expenses of approximately $115,000 on behalf of the Fund. The Fund reimburses DSI in equal monthly installments over a sixty-month period from the Fund's commencement of operations. The unpaid balance as of December 31, 1997 was approximately $5,700. It is DSI's intention to continue to receive these equal installments but not to seek reimbursement of any unpaid balances, if any, should the Fund cease operations.

     Valuation: Investments in open-end mutual funds are valued at their respective net asset value at the end of each day. Net asset values for these investments are supplied by market quotation services. The net asset values supplied by these market quotation services are calculated in accordance with the Act. Among other things, the Act requires that mutual funds value the securities they hold in their portfolios at their current market value (generally the last reported sales price of the security).

       Other investments of the Fund, if any, are valued at their
 current   market  value  as  determined  by  market  quotations.
 Securities having 60 days or less remaining to maturity are valued at their amortized cost.

       Other:   Investment  transactions are  recorded  on  trade
 date.   Dividend  income and distributions to  the  shareholders
 are recorded on the ex-dividend date. Estimated expenses are accrued daily.

       Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.

2.   MANAGEMENT  AND ADMINISTRATIVE FEES, AND OTHER  TRANSACTIONS
WITH AFFILIATES

       In its capacity as Manager and Administrator, DSI provides investment advisory services and other services reasonably necessary for the operation of the Fund. Management and administrative fees are paid to DSI at annual rates of 0.10% and 0.20%, respectively, of the value of the average daily net assets of the Fund. For the year ended December 31, 1997, the Fund waived $198 and $396 in compensation for management and administrative services, respectively. The Fund also reimburses DSI for certain organizational expenses paid by DSI on behalf of the Fund. These reimbursements are described in
 Note 1 to the financial statements.

       DSI also provides accounting services to the Fund. For fund accounting services, the Fund pays to DSI an annual fee of 0.25% of the value of the average daily net assets of the Fund. For the year ended December 31, 1997 such fees amounted to
 $495.   Pursuant  to  a custodian agreement,  Bankers  Trust  is
 custodian for the Fund.

       During the year ended December 31, 1997, DSI voluntarily waived its fees and reimbursed the Fund $23,885 in operating expenses.

       Investors in the Fund should recognize that an investment in the Fund bears not only a proportionate share of the expenses of the Fund (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. Investors also bear their proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the mutual fund
 investments.   In  addition,  shareholders  of  the   Fund   may
 indirectly bear expenses paid by a mutual fund in which the Fund invests related to the distribution of the mutual fund's shares.

2.  MANAGEMENT AND ADMINISTRATIVE FEES, AND OTHER TRANSACTIONS
WITH AFFILIATES (CONTINUED)

     Certain officers and trustees of the Trust are also officers and/or directors of DSI, Golden American and other Equitable of Iowa companies.

3.  SHARES OF BENEFICIAL INTEREST

       The Fund has an unlimited number of $0.001 par value shares of beneficial interest authorized. For the years ended December 31, 1997 and December 31, 1996, the Fund had the following transactions in shares of beneficial interest.
 Except for reinvested distributions, the Trust no longer accepts investments in the Fund from new investors.

                                         1997                 1996
                                  SHARES      AMOUNT   SHARES      AMOUNT
                                  ------      ------   ------      ------


      Sold                             0   $       0        0   $       0
      Distributions Reinvested     4,705      34,444   10,817      77,446
      Redeemed                    (3,291)    (25,279) (14,807)   (154,833)
                                  ------   ---------  -------   ---------
      Net increase/decrease        1,414   $   9,165  ( 3,990)  $( 77,387)
                                  ======   =========  =======   =========

       As of December 31, 1997, Golden American has an investment in the fund of 2,202 shares with a total net asset value of $15,965 representing 7.9% of the shares outstanding.

4.  INVESTMENTS

      At December 31, 1997, the gross unrealized appreciation and depreciation for Federal income tax purposes were as follows:

   Gross Unrealized Appreciation                  $ 37,476
   Gross Unrealized Depreciation                    (3,994)
                                                  --------
   Net Unrealized Appreciation                    $ 33,482
                                                  ========

   Purchases and Sales of Investments Were As
   Follows:

   Cost of Purchases                               $17,634
   Cost of Sales                                   $22,999

5.  PLAN OF SUBSTITUTION

       During 1996, the Board of Trustees instructed management to file with the Securities and Exchange Commission ("SEC"), an application for an order ("Order") to accept the substitution of shares of the Fund for shares of the Fully Managed Series, one of the series of the Trust. The Trust plans to file the formal application in 1998. The substitution will occur as soon as practicable after the Order is issued by the SEC. Within five days after the substitution, Golden American will send to owners of contracts written notice of the substitution stating that shares of the Fund have been eliminated and that the shares of Fully Managed Series have been substituted.




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